Shareholder Fees - AIG Senior Floating Rate Fund	Apr. 30, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Class W
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

[1]	Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase. Purchases of Class C shares of $1 million or more will be subject to a CDSC on redemptions made within one year of purchase.